Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Feb. 02, 2024	Jan. 27, 2023	Jan. 28, 2022	Jan. 29, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table shows the total compensation for our named executive officers for the past four fiscal years as set forth in the Summary Compensation Table, the “compensation actually paid” to our Principal Executive Officer (PEO) and, on an average basis, our other named executive officers (in each case, as determined under SEC rules), our Total Shareholder Return (TSR), the TSR of the S&P 600 Apparel Retail Index over the same period, our net income, and our financial performance measure for compensatory purposes, Adjusted EBITDA.
This disclosure has been prepared in accordance with Item 402(v) and does not necessarily reflect value actually realized by the executives or how the Compensation Committee evaluates compensation decisions in light of Company or individual performance. In particular, the Compensation Committee has not used compensation actually paid (CAP) as a basis for making compensation decisions, nor does it use GAAP Net Income for purposes of determining incentive compensation. Please refer to our Compensation Discussion and Analysis above for a discussion of our executive compensation program objectives and the ways in which we align executive compensation pay with performance.
Pay Versus Performance Table
					Value of Initial Fixed $100 Investment Based On:
Fiscal Year(1) (a)	Summary Compensation Table Total for PEO(2) (b)	Compensation Actually Paid to PEO(3) (c)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(2) (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(3) (e)	Total Shareholder Return(4) (f)	Peer Group Total Shareholder Return(4) (g)	Net Income (In Thousands) (h)	Adjusted EBITDA(5) (In Thousands) (i)
2023	$4,628,661	$4,516,435	$1,319,686	$1,150,570	$79.74	$202.72	($130,684)	$84,301
2022	$4,278,798	$128,735	$1,765,652	$769,839	$77.34	$141.18	($12,530)	$70,497
2021	$5,443,598	$3,489,364	$1,954,809	$1,443,938	$155.62	$149.06	$33,369	$120,882
2020	$3,166,539	$10,118,578	$1,239,640	$2,604,468	$237.00	$115.10	$10,836	$86,956
(1)
Mr. McLean served as Principal Executive Officer (PEO) the entirety of fiscal year 2023. Mr. Griffith served as Principal Executive Officer (PEO) the entirety of fiscal year 2020, 2021 and 2022, and our other named executive officers for the applicable fiscal years were as follows: 2020: James Gooch, Peter L. Gray, Chieh Tsai and Kelly Ritchie; 2021: James Gooch, Peter L. Gray, Sarah Rasmusen and Chieh Tsai; 2022: James Gooch, Andrew J. McLean, Peter L. Gray, Sarah Rasmusen and Chieh Tsai; and 2023: Bernard McCracken, Peter L. Gray, Angela Rieger and Sarah Rasmusen.

(2)
Amounts reported in this column represent (i) for PEO, the total compensation reported in the Summary Compensation Table for the applicable year for Mr. McLean or Mr. Griffith as applicable, and (ii) for Non-PEOs, the average of the total compensation reported in the Summary Compensation Table for our other named executive officers reported for the applicable year.

(3)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay Versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable named executive officer without restriction, but rather is a value calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as Summary Compensation Table total compensation, adjusted to include the fair market value of equity awards as of the last day of the applicable fiscal year or, if earlier, the vesting date (rather than the grant date). The named executive officers do not participate in a defined benefit plan so no adjustment for pension benefits is included. Similarly, no adjustment is made for dividends, as dividends have not been paid. The valuation assumptions and processes used to recalculate fair values did not materially differ from those disclosed at the time of grant. The following tables detail the adjustments:

	FY2023
	PEO Compensation	Non-PEO Named Executive Officer Compensation (Averages)
Total Compensation as reported in the Summary Compensation Table	$ 4,628,661	$1,319,686
(Deduct): Fair value of equity compensation granted during the covered fiscal year as reported in the Summary Compensation Table	($2,697,031)	($ 509,957)
Add: Fair value at year end of equity compensation granted in the covered fiscal year that was outstanding and unvested at the covered fiscal year end	$ 2,690,244	$ 372,603
Add or (Deduct): The change in fair value of any awards granted in prior years that were outstanding and unvested as of the end of the covered fiscal year	$ 60,065	$ 2,162
	FY2023
	PEO Compensation	Non-PEO Named Executive Officer Compensation (Averages)
Add: Fair value as of the vesting date of awards granted and vested during the covered fiscal year	$ 0	$ 0
Add or (Deduct): For awards granted in prior years for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, the change in the fair value from the end of the prior fiscal year to the vesting date	($165,504)	($ 4,886)
Deduct: For awards granted in prior years that failed to meet the applicable vesting conditions during the covered fiscal year (i.e., were forfeited), the amount equal to the fair value at the end of the prior fiscal year
	$ 0	($ 29,037)
Compensation Actually Paid to PEO / non-PEO Named Executive Officers	$4,516,435	$1,150,570
(4)	TSR is determined based on the value of an initial fixed investment of $100. The TSR peer group consists of the S&P 600 Apparel Retail Index.
(5)
The Company’s most important financial performance measure is Adjusted EBITDA. Adjusted EBITDA is not a generally accepted accounting principle (“GAAP”); a reconciliation of Adjusted EBITDA to Net (loss) income is shown in Item 7. Management’s Discussion and Analysis of Financial Condition and Results of Operations— Net Income (Loss) and Adjusted EBITDA in our Annual Report on Form 10-K for fiscal years 2020, 2021, 2022 and 2023.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
Mr. McLean served as Principal Executive Officer (PEO) the entirety of fiscal year 2023. Mr. Griffith served as Principal Executive Officer (PEO) the entirety of fiscal year 2020, 2021 and 2022, and our other named executive officers for the applicable fiscal years were as follows: 2020: James Gooch, Peter L. Gray, Chieh Tsai and Kelly Ritchie; 2021: James Gooch, Peter L. Gray, Sarah Rasmusen and Chieh Tsai; 2022: James Gooch, Andrew J. McLean, Peter L. Gray, Sarah Rasmusen and Chieh Tsai; and 2023: Bernard McCracken, Peter L. Gray, Angela Rieger and Sarah Rasmusen.

Peer Group Issuers, Footnote
(4)	TSR is determined based on the value of an initial fixed investment of $100. The TSR peer group consists of the S&P 600 Apparel Retail Index.

PEO Total Compensation Amount	$ 4,628,661	$ 4,278,798	$ 5,443,598	$ 3,166,539
PEO Actually Paid Compensation Amount	$ 4,516,435	128,735	3,489,364	10,118,578
Adjustment To PEO Compensation, Footnote
(3)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay Versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable named executive officer without restriction, but rather is a value calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as Summary Compensation Table total compensation, adjusted to include the fair market value of equity awards as of the last day of the applicable fiscal year or, if earlier, the vesting date (rather than the grant date). The named executive officers do not participate in a defined benefit plan so no adjustment for pension benefits is included. Similarly, no adjustment is made for dividends, as dividends have not been paid. The valuation assumptions and processes used to recalculate fair values did not materially differ from those disclosed at the time of grant. The following tables detail the adjustments:

	FY2023
	PEO Compensation	Non-PEO Named Executive Officer Compensation (Averages)
Total Compensation as reported in the Summary Compensation Table	$ 4,628,661	$1,319,686
(Deduct): Fair value of equity compensation granted during the covered fiscal year as reported in the Summary Compensation Table	($2,697,031)	($ 509,957)
Add: Fair value at year end of equity compensation granted in the covered fiscal year that was outstanding and unvested at the covered fiscal year end	$ 2,690,244	$ 372,603
Add or (Deduct): The change in fair value of any awards granted in prior years that were outstanding and unvested as of the end of the covered fiscal year	$ 60,065	$ 2,162
	FY2023
	PEO Compensation	Non-PEO Named Executive Officer Compensation (Averages)
Add: Fair value as of the vesting date of awards granted and vested during the covered fiscal year	$ 0	$ 0
Add or (Deduct): For awards granted in prior years for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, the change in the fair value from the end of the prior fiscal year to the vesting date	($165,504)	($ 4,886)
Deduct: For awards granted in prior years that failed to meet the applicable vesting conditions during the covered fiscal year (i.e., were forfeited), the amount equal to the fair value at the end of the prior fiscal year
	$ 0	($ 29,037)
Compensation Actually Paid to PEO / non-PEO Named Executive Officers	$4,516,435	$1,150,570

Non-PEO NEO Average Total Compensation Amount	$ 1,319,686	1,765,652	1,954,809	1,239,640
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,150,570	769,839	1,443,938	2,604,468
Adjustment to Non-PEO NEO Compensation Footnote
(3)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay Versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable named executive officer without restriction, but rather is a value calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as Summary Compensation Table total compensation, adjusted to include the fair market value of equity awards as of the last day of the applicable fiscal year or, if earlier, the vesting date (rather than the grant date). The named executive officers do not participate in a defined benefit plan so no adjustment for pension benefits is included. Similarly, no adjustment is made for dividends, as dividends have not been paid. The valuation assumptions and processes used to recalculate fair values did not materially differ from those disclosed at the time of grant. The following tables detail the adjustments:

	FY2023
	PEO Compensation	Non-PEO Named Executive Officer Compensation (Averages)
Total Compensation as reported in the Summary Compensation Table	$ 4,628,661	$1,319,686
(Deduct): Fair value of equity compensation granted during the covered fiscal year as reported in the Summary Compensation Table	($2,697,031)	($ 509,957)
Add: Fair value at year end of equity compensation granted in the covered fiscal year that was outstanding and unvested at the covered fiscal year end	$ 2,690,244	$ 372,603
Add or (Deduct): The change in fair value of any awards granted in prior years that were outstanding and unvested as of the end of the covered fiscal year	$ 60,065	$ 2,162
	FY2023
	PEO Compensation	Non-PEO Named Executive Officer Compensation (Averages)
Add: Fair value as of the vesting date of awards granted and vested during the covered fiscal year	$ 0	$ 0
Add or (Deduct): For awards granted in prior years for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, the change in the fair value from the end of the prior fiscal year to the vesting date	($165,504)	($ 4,886)
Deduct: For awards granted in prior years that failed to meet the applicable vesting conditions during the covered fiscal year (i.e., were forfeited), the amount equal to the fair value at the end of the prior fiscal year
	$ 0	($ 29,037)
Compensation Actually Paid to PEO / non-PEO Named Executive Officers	$4,516,435	$1,150,570

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between “Compensation Actually Paid” and Performance Measures
We believe the pay versus performance table shows the alignment between compensation actually paid to the named executive officers and the Company’s performance, consistent with our compensation philosophy as described in “—Executive Compensation—Compensation Discussion and Analysis” above. The charts below show, for the past four fiscal years, the relationship between the PEO and non-PEO “compensation actually paid” and each of (i) TSR and Peer TSR; (ii) the Company’s Net Income; and (iii) the Company’s Adjusted EBITDA.

Compensation Actually Paid vs. Net Income
Relationship Between “Compensation Actually Paid” and Performance Measures
We believe the pay versus performance table shows the alignment between compensation actually paid to the named executive officers and the Company’s performance, consistent with our compensation philosophy as described in “—Executive Compensation—Compensation Discussion and Analysis” above. The charts below show, for the past four fiscal years, the relationship between the PEO and non-PEO “compensation actually paid” and each of (i) TSR and Peer TSR; (ii) the Company’s Net Income; and (iii) the Company’s Adjusted EBITDA.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between “Compensation Actually Paid” and Performance Measures
We believe the pay versus performance table shows the alignment between compensation actually paid to the named executive officers and the Company’s performance, consistent with our compensation philosophy as described in “—Executive Compensation—Compensation Discussion and Analysis” above. The charts below show, for the past four fiscal years, the relationship between the PEO and non-PEO “compensation actually paid” and each of (i) TSR and Peer TSR; (ii) the Company’s Net Income; and (iii) the Company’s Adjusted EBITDA.

Total Shareholder Return Vs Peer Group
Relationship Between “Compensation Actually Paid” and Performance Measures
We believe the pay versus performance table shows the alignment between compensation actually paid to the named executive officers and the Company’s performance, consistent with our compensation philosophy as described in “—Executive Compensation—Compensation Discussion and Analysis” above. The charts below show, for the past four fiscal years, the relationship between the PEO and non-PEO “compensation actually paid” and each of (i) TSR and Peer TSR; (ii) the Company’s Net Income; and (iii) the Company’s Adjusted EBITDA.

Tabular List, Table
2023 Performance Measures
As described in greater detail in “—Executive Compensation—Compensation Discussion and Analysis” above, our approach to executive compensation is designed to reward our named executive officers for the achievement of short-term and long-term financial goals, while minimizing excessive risk taking in the short term, and to motivate and encourage executives to drive performance and achieve superior results for the Company and its stockholders. The financial measures used by the Company to link compensation actually paid (as defined by SEC rules) to the Company’s named executive officers for the most recently completed fiscal year to the company’s performance are:
Important Performance Measures
Adjusted EBITDA
Revenue
Relative Total Stockholder Return (Relative TSR)

Total Shareholder Return Amount	$ 79.74	77.34	155.62	237
Peer Group Total Shareholder Return Amount	202.72	141.18	149.06	115.1
Net Income (Loss)	$ (130,684,000)	$ (12,530,000)	$ 33,369,000	$ 10,836,000
Company Selected Measure Amount	84,301,000	70,497,000	120,882,000	86,956,000
PEO Name	Mr. McLean	Mr. Griffith	Mr. Griffith	Mr. Griffith
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(5)
The Company’s most important financial performance measure is Adjusted EBITDA. Adjusted EBITDA is not a generally accepted accounting principle (“GAAP”); a reconciliation of Adjusted EBITDA to Net (loss) income is shown in Item 7. Management’s Discussion and Analysis of Financial Condition and Results of Operations— Net Income (Loss) and Adjusted EBITDA in our Annual Report on Form 10-K for fiscal years 2020, 2021, 2022 and 2023.

Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Stockholder Return (Relative TSR)
PEO | Fair Value of Equity Compensation Granted During the Covered Fiscal Year as Reported in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,697,031)
PEO | Fair Value at Year End of Equity Compensation Granted in the Covered Fiscal Year that was Outstanding and Unvested at the Covered Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,690,244
PEO | The Change in Fair Value of any Awards Granted in Prior Years that were Outstanding and Unvested as of the End of the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	60,065
PEO | Fair Value as of the Vesting Date of Awards Granted and Vested During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | For Awards Granted in Prior Years for which All Applicable Vesting Conditions were Satisfied at the End of or During the Covered Fiscal Year, the Change in the Fair Value from the End of the Prior Fiscal Year to the Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(165,504)
PEO | For Awards Granted in Prior Years that Failed to Meet the Applicable Vesting Conditions During the Covered Fiscal Year (I.E., were Forfeited), the Amount Equal to the Fair Value at the End of the Prior Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Fair Value of Equity Compensation Granted During the Covered Fiscal Year as Reported in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(509,957)
Non-PEO NEO | Fair Value at Year End of Equity Compensation Granted in the Covered Fiscal Year that was Outstanding and Unvested at the Covered Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	372,603
Non-PEO NEO | The Change in Fair Value of any Awards Granted in Prior Years that were Outstanding and Unvested as of the End of the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,162
Non-PEO NEO | Fair Value as of the Vesting Date of Awards Granted and Vested During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | For Awards Granted in Prior Years for which All Applicable Vesting Conditions were Satisfied at the End of or During the Covered Fiscal Year, the Change in the Fair Value from the End of the Prior Fiscal Year to the Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,886)
Non-PEO NEO | For Awards Granted in Prior Years that Failed to Meet the Applicable Vesting Conditions During the Covered Fiscal Year (I.E., were Forfeited), the Amount Equal to the Fair Value at the End of the Prior Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (29,037)